Cash Dividends - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Feb. 26, 2014
Statement Of Partners Capital [Abstract]
Dividends Payable, Amount Per Share			$ 0.26
Aggregated Cash Dividends Paid	$ 111	$ 56